Segmented information: (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011 item	Mar. 31, 2011	Mar. 31, 2010
Segmented information:
Number of reportable operating segments	4
Segmented information
Revenue:	$ 226,540
Depreciation and amortization:	(6,280)
Loss before undernoted	(16,629)
Other income (expense), net	290	(5,801)	(1,101)
Income before income taxes	(17,169)	(24,710)	(19,048)
Goodwill	55,814	8,202
Long-term investments	8,369	5,622
Total assets	356,675	273,374
Reportable segment
Segmented information
Revenue:	226,540	148,062	121,653
Net operating income (loss):	(11,179)	(15,454)	(16,119)
Depreciation and amortization:	(6,280)	(3,455)	(1,828)
Loss before undernoted	(17,459)	(18,909)	(17,947)
Capital expenditures:	13,269	3,613	204
CWI
Segmented information
Revenue:	138,844	111,287	111,818
Net operating income (loss):	42,833	25,399	22,269
Depreciation and amortization:	(80)	(80)	(60)
Capital expenditures:	146	442	53
Total assets	52,369	41,181
Westport LD
Segmented information
Revenue:	59,191	23,713
Net operating income (loss):	(8,820)	(2,183)
Depreciation and amortization:	(5,103)	(1,305)
Capital expenditures:	2,118	211
Goodwill	55,814	8,202
Long-term investments	637
Total assets	101,324	46,708
Westport HD
Segmented information
Capacity of LNG engine offered for the heavy-duty trucking market (in litres)	15
Revenue:	28,505	13,062	9,835
Net operating income (loss):	(23,221)	(18,371)	(22,085)
Corporate
Segmented information
Net operating income (loss):	(21,971)	(20,299)	(16,303)
Depreciation and amortization:	(1,097)	(2,070)	(1,768)
Capital expenditures:	11,005	2,960	151
Long-term investments	7,732	5,622
Westport HD and corporate
Segmented information
Total assets	$ 202,982	$ 185,485